UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2007
                                              ----------------------------------

Check here if Amendment [ ];     Amendment Number: ____________
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:            Blenheim  Capital  Management,  L.L.C.
                 --------------------------------------
Address:         2  Worlds  Fair  Drive,  3rd  Floor
                 --------------------------------------
                 Somerset,  New  Jersey  08873
                 --------------------------------------

Form  13F  File  Number:  28-12313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:            Joseph  F.  Esposito
                 --------------------
Title:           Senior  Vice  President
                 -----------------------
Phone:          (732)  560-6246
                ------------------------

Signature,  Place,  and  Date  of  Signing:

s/Joseph F. Esposito          Somerset, New Jersey             February 13, 2008
--------------------          --------------------             -----------------
[Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form  13F  File  Number     Name

28-122205          Summit  Global  Management,  Inc.
---------          ---------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                             -------

Form 13F Information Table Entry Total:          62*
                                             -------

Form 13F Information Table Value Total:      820,479*  (thousands)
                                             -------

*Blenheim has requested Confidential Treatment from the Commission on 4 securities. The Entry Total and the Table Total Value listed above does not reflect these 4 entries. Upon rejection of Blenheim's request, or upon the expiration of the period of Confidential Treatment, Blenheim will file an Amended 13F consistent with SEC regulations supplying the information on those 4 entries.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CON  CONF    CONF        CONF      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CON  CONF    CONF        CONF      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CON  CONF    CONF        CONF      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CON  CONF    CONF        CONF      0    0
REQUESTED
ALLEGHENY TECHNOLOGIES INC COM COMMON STOCK     01741R102    15120  175000 SH       SOLE              $15120      0    0
ALPHA NAT RES INC              COMMON STOCK     02076X102    24360  750000 SH       SOLE              $24360      0    0
AMERICAN ELEC PWR INC COM      COMMON STOCK     25537101     15830  340000 SH       SOLE              $15830      0    0
AMERICAN STS WTR CO COM        COMMON STOCK     29899101       381   10100 SH       SOLE                $381      0    0
AQUA AMER INC                  COMMON STOCK     03836W103      424   20000 SH       SOLE                $424      0    0
ARCH COAL INC COM              COMMON STOCK     39380100     33338  742000 SH       SOLE              $33338      0    0
BANK OF AMERICA CORP           COMMON STOCK     60505104      2063   50000 SH       SOLE               $2063      0    0
CENTERPOINT ENERGY INC         COMMON STOCK     15189T107    10364  605008 SH       SOLE              $10364      0    0
CITIGROUP INC COM              COMMON STOCK     172967101     1472   50000 SH       SOLE               $1472      0    0
CLEVELAND CLIFFS INC COM       COMMON STOCK     185896107    37800  375000 SH       SOLE              $37800      0    0
CMS ENERGY CORP COM            COMMON STOCK     125896100     6257  360000 SH       SOLE               $6257      0    0
COMPANHIA DE SANEAMENTO BASICO ADR              20441A102     4363   92840 SH       SOLE               $4363      0    0
COMPANHIA VALE DO RIO DOCE     COMMON STOCK     204412209    25329  775300 SH       SOLE              $25329      0    0
CONNECTICUT WTR SERVICE        COMMON STOCK     207797101      236   10000 SH       SOLE                $236      0    0
CONOCOPHILLIPS                 COMMON STOCK     20825C104    22075  250000 SH       SOLE              $22075      0    0
CONSOL ENERGY INC COM          COMMON STOCK     20854P109     5919   82758 SH       SOLE               $5919      0    0
CONSTELLATION ENGY GRP INC COM COMMON STOCK     210371100     7690   75000 SH       SOLE               $7690      0    0
DEVON ENERGY CORP NEW COM      COMMON STOCK     25179M103    24450  275000 SH       SOLE              $24450      0    0
DOW CHEM CO COM                COMMON STOCK     260543103   126160 3200400 SH       SOLE             $126160      0    0
DTE ENERGY CO COM              COMMON STOCK     233331107     3644   82900 SH       SOLE               $3644      0    0
DU PONTE E I DE NEMOURS & CO   COMMON STOCK     263534109    36595  830000 SH       SOLE              $36595      0    0
DUKE ENERGY CORP NEW COM       COMMON STOCK     26441C105    16136  800000 SH       SOLE              $16136      0    0
EAGLE MATLS INC                COMMON STOCK     26969P108    12418  350000 SH       SOLE              $12418      0    0
ENTERGY CORP NEW COM           COMMON STOCK     29364G103    11952  100000 SH       SOLE              $11952      0    0
FPL GROUP INC COM              COMMON STOCK     302571104     7117  105000 SH       SOLE               $7117      0    0
FRANKLIN ELEC INC              COMMON STOCK     353514102      458   11968 SH       SOLE                $458      0    0
FREIGHTCAR AMER INC            COMMON STOCK     357023100    10500  300000 SH       SOLE              $10500      0    0
HALLIBURTON CO COM             COMMON STOCK     406216101    13287  350500 SH       SOLE              $13287      0    0
HOLLY CORP PAR $0.01           COMMON STOCK     435758305     3817   75000 SH       SOLE               $3817      0    0
HUANENG PWR INTL INC SPON      ADR              443304100     7228  175000 SH       SOLE               $7228      0    0
LUNDIN MNG CORP                ADR              550372106     1918  200000 SH       SOLE               $1918      0    0
MUELLER INDS INC COM           COMMON STOCK     624756102      493   17000 SH       SOLE                $493      0    0
MUELLER WTR PRODS INC COM SER  COMMON STOCK     624758207      821   82300 SH       SOLE                $821      0    0
NUCOR CORP                     COMMON STOCK     670346105     5922  100000 SH       SOLE               $5922      0    0
OGE ENERGY CORP COM            COMMON STOCK     670837103     9798  270000 SH       SOLE               $9798      0    0
PATRIOT COAL CORP COM          COMMON STOCK     70336T104     3995   95702 SH       SOLE               $3995      0    0
PEABODY ENERGY CORP COM        COMMON STOCK     704549104    36947  599400 SH       SOLE              $36947      0    0
PENTAIR INC COM                COMMON STOCK     709631105      522   15000 SH       SOLE                $522      0    0
PETROLEO BRASILEIRO SA         ADR              71654V408    23048  200000 SH       SOLE              $23048      0    0
PG&E CORP COM                  COMMON STOCK     69331C108     1939   45000 SH       SOLE               $1939      0    0
PPG INDS INC COM               COMMON STOCK     693506107    14046  200000 SH       SOLE              $14046      0    0
PPL CORP COM                   COMMON STOCK     69351T106    13023  250000 SH       SOLE              $13023      0    0
PROGRESS ENERGY INC COM        COMMON STOCK     743263105    12108  250000 SH       SOLE              $12108      0    0
PUBLIC SVC ENTERPRISE GROUP    COMMON STOCK     744573106     9824  100000 SH       SOLE               $9824      0    0
SCANA CORP NEW COM             COMMON STOCK     80589M102     2108   50000 SH       SOLE               $2108      0    0
SECTOR SPDR TR SBI FINL        COMMON STOCK     81369Y605     2893  100000 SH       SOLE               $2893      0    0
SILVER STD RES INC             ADR              82823L106      731   20000 SH       SOLE                $731      0    0
SOUTHERN CO COM                COMMON STOCK     842587107    12625  325800 SH       SOLE              $12625      0    0
SPDR SER TR & S&P HOMEBUILDERS COMMON STOCK     78464A888     7740  400000 SH       SOLE               $7740      0    0
SPECTRA ENERGY CORP COM        COMMON STOCK     847560109    11103  430000 SH       SOLE              $11103      0    0
SUNOCO INC COM                 COMMON STOCK     86764P109     5433   75000 SH       SOLE               $5433      0    0
TECK COMINCO LTD CL B SUB VTG  ADR              878742204    17898  501199 SH       SOLE              $17898      0    0
TEREX CORP NEW                 COMMON STOCK     880779103    22956  350100 SH       SOLE              $22956      0    0
TESORO CORP                    COMMON STOCK     881609101    11925  250000 SH       SOLE              $11925      0    0
TYSON FOODS INC CL A           COMMON STOCK     902494103     3863  252000 SH       SOLE               $3863      0    0
UNITED STATES STEEL CORP       COMMON STOCK     912909108    25996  215000 SH       SOLE              $25996      0    0
UNIVERSAL FST PRODS INC        COMMON STOCK     913543104     2946  100000 SH       SOLE               $2946      0    0
USG CORP NEW COM               COMMON STOCK     903293405    34920  975700 SH       SOLE              $34920      0    0
WABTEC COM                     COMMON STOCK     929740108     2617   76000 SH       SOLE               $2617      0    0
WATTS WATER TECHOLOGIES INC -  COMMON STOCK     942749102     9619  322800 SH       SOLE               $9619      0    0
CL A
WESTAR ENERGY INC              COMMON STOCK     95709T100     9598  370000 SH       SOLE               $9598      0    0
XCEL ENERGY INC                COMMON STOCK     98389B100    14321  634500 SH       SOLE              $14321      0    0